Accrued Expenses and Other Current Liabilties	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Accrued Expenses and Other Current Liabilties

7. Accrued Expenses and Other Current Liabilities

At December 31, 2016 and 2015, accrued expenses and other current liabilities consisted of the following:

	2016	2015
Accrued salaries, wages and incentive plan compensations	$743.772	$664.996
Unapplied cash and receivable credits	411.495	395.817
Accrued settlement	280.000	280.000
Accrued self-insurance	263.484	225.845
Accrued operating expenses	190.364	236.286
Lease obligations	122.402	105.469
Accrued interest	113.571	121.348
Withholding tax and VAT	93.777	84.918
Accrued variable payments outstanding for acquisitions	82.559	52.370
Derivatives	26.897	11.614
Other	324.864	324.474
Total accrued expenses and other current liabilities	$2.653.185	$2.503.137

The item “Accrued settlement” includes accruals related to our NaturaLyte® and GranuFlo® agreement in principle, partially offset by insurance recoveries recorded in Prepaid Expenses and Other Current Assets (see Note 4). For further information, see Note 18 “Commitments and Contingencies – Commercial Litigation”.

The item “Other” in the table above includes accruals for legal and compliance costs, deferred income, commissions, bonuses and rebates, short-term position of pension liabilities and physician compensation.